SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Adjustments to leases	$ 491,000	$ 126,000
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 5,000